Leases Lessor (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Lessor, Lease, Description [Line Items]
Loss from Catastrophes	$ 20
Operating Lease, Right-of-Use Asset		$ 356	$ 278
Sales-type Lease, Variable Lease Income		2	3
Sales-type Lease, Interest Income		23	15
Operating Lease, Lease Income		527	595
Lease Income		478	520
Variable Lease, Income		49	75
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment		8,651	$ 8,486
Sales-type and Direct Financing Leases, Lease Receivable, Fiscal Year Maturity [Abstract]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Next Twelve Months		25
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years		25
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years		25
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years		25
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years		25
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter		367
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received		492
Sales-type and Direct Financing Leases, Lease Receivable, Undiscounted Excess Amount		264
Sales-type and Direct Financing Leases, Lease Receivable		228
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
Lessor, Operating Lease, Payments to be Received, Next Twelve Months		387
Lessor, Operating Lease, Payments to be Received, Two Years		387
Lessor, Operating Lease, Payments to be Received, Three Years		388
Lessor, Operating Lease, Payments to be Received, Four Years		279
Lessor, Operating Lease, Payments to be Received, Five Years		203
Lessor, Operating Lease, Payments to be Received, Thereafter		545
Lessor, Operating Lease, Payments to be Received		$ 2,189
Operating Lease, Lease Income, Statement of Income or Comprehensive Income [Extensible Enumeration]		Revenues	Revenues
Property, Plant and Equipment [Member]
Lessor, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset		$ 1,319	$ 2,423
Assets
Lessor, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset		1,180	1,658
Accumulated Amortization on PP&E [Member]
Lessor, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset		$ 139	765
AES Renewable Holdings
Lessor, Lease, Description [Line Items]
Sales-type Lease, Selling Profit (Loss)			$ (13)